As filed with the Securities and Exchange Commission on February 26, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 – December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

Lisanti Small
Cap Growth Fund
Annual Report
December 31, 2020

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
1
Dear Shareholder,
The second half of 2020 saw smaller growth stocks continue to appreciate very strongly. The Russell 2000
Growth Index rose over 38.88%, as investors began to look towards re-opening and it became clear that vaccines would be effective against the Coronavirus. The fourth quarter of 2020 was particularly strong for smaller growth companies; the Russell 2000 Growth Index rose 29.61%, as the United States moved closer to vaccine distribution, and the Democrats won the Presidential election. The Lisanti Small Cap Growth
Fund (“Fund”) outperformed its benchmark, the Russell 2000 Growth Index, (“Index”), returning 40.99% net versus 38.88% for the Index. During the six month period, Health-Care was of most benefit to the Fund, followed by Consumer Staples, while the Consumer Discretionary and Communications Services sectors detracted from performance.
Early in the pandemic, we overweighted the “work from home” beneficiaries of the crisis. However, the “growth cyclical” areas of the economy were hit much harder than the companies perceived to have defensive growth characteristics. Our process pushes us to look for companies that are being “mispriced” relative to their growth prospects. Thus, as we moved through the year, we tilted more towards the growth cyclicals, which included Consumer Discretionary and Semiconductors. As the effects of the Coronavirus on the economy began to become clearer, the market bifurcated: those companies that were perceived to be beneficiaries of the “shelter in place” orders outperformed, while those that were perceived to be victims of these orders declined precipitously. As the economy began to reopen, the market broadened out to include some of the more economically challenged sectors; however, the companies viewed as winners in this pandemic continued to outperform.
As we look toward 2021 and the next few years, we have several observations on the investing landscape:
Having a Democrat in the White House, combined with a majority, however slim, in the Senate and Congress creates an environment which may lead to more government programs to help the economy recover from the crisis and address some of the economic inequities the move toward a digital economy has created.
Indeed, the new Administration strikes us as the first in a long time that will use government policy to effect economic change. It has been many years since we have seen this strategy employed to the extent we believe it will be attempted with the new Administration, based on our research, and we believe it will cause some opportunities and dislocations within different sectors of the economy as we move through the next four years. As our economy and society attempt to return to the “new normal”, we find it useful to remember that the six economic crises we have experienced in our career have had several commonalities:

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
2
We believe that this crisis will accelerate the changes that have been occurring more slowly before the pandemic. We are particularly focused on companies that will benefit from the social and economic trends that, based on our research, we believe will accelerate as a result of the pandemic and be lasting:
A More Digital World: We believe that the pandemic caused many companies and consumers to move many aspects of their business processes/lives online. For businesses, we saw a swift pivot to digital marketing, with virtual training and sales calls becoming a fact of life. For consumers, ordering everything online became an essential part of life, particularly in the more populated cities or for those individuals deemed at higher risk.
The Biotech Revolution: We believe that the pandemic has focused investor attention on the progress that has been made in the development of biotechnology drugs over the past decade. With the advent of targeted therapies, drug development has become much more precise, shortening time to market and improving the success of biotech drug development dramatically. We believe that the same transformation is occurring in diagnostic tools, enabling earlier identification of disease. Our research indicates that the integration of artificial intelligence (“AI”) will further accelerate the development cycle and further improve the accuracy of identification and effectiveness of medicine, enabling a “virtuous circle” where accelerating innovation drives increasing returns.
The Ubiquitous Semiconductor: We believe that demand for semiconductors is about to take a secular jump upwards. Semiconductors have long been viewed (and priced) as “growth cyclicals.” However, the advent of
AI, and the continued global rollout of the 5G wireless infrastructure, which was interrupted by the pandemic,
1) When the Government and the Federal Reserve want a particular outcome, they usually get it—although it may take longer and be messier than the investors like. (Our observation is that getting a large number of people to work together is a messy, difficult task and watching it unfold can be nerve-wracking.)
2) Human emotions go through a cycle—disbelief, disregard, shock, fear, and, ultimately, despair, before coming out the other side. The financial markets also go through a similar cycle, which requires time and tends to create volatility.
3) In every crisis, there is a part of the economy that is secularly disadvantaged and does not recover until it restructures, cut costs, etc. In 2000-2003, it was technology; in 2008-2009, it was housing and banks; in this crisis, it appears to be those industries related to leisure activities that will be impacted by the virus—airlines, hotels, restaurants, etc. The important point, in our opinion, is that other parts of the economy continued to grow, and eventually offset the decline of these industries—the economy adapted and recovered, regardless.

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
3
are both significant drivers of growth by themselves. Combined, they could create very powerful tailwinds for many years for semiconductor companies.
We look for companies that have three components: strong secular trends driving their growth (secular growth stocks); companies that are able to drive growth through their own internal initiatives (structural growth stocks); and those companies that are in the midst of operational improvements/turnarounds
(transformational growth). Within those “three buckets”, we are particularly focused on companies benefitting from the above secular tailwinds.
We are struck by the innovation and creativity we have seen from companies we have researched over the past year; we believe that this may be a precursor to an economy that emerges reinvigorated, buttressed by consumer spending and government support, driven by innovation. This would imply that productivity improves sharply and therefore growth is much stronger for longer than economists and strategists are currently predicting. While we have no crystal ball, we believe that this scenario is indeed possible; were it to become reality, we believe it would be extremely positive for smaller growth companies.
As we look out to 2021, we continue to expect more dispersion among returns for individual stocks, which we believe will make 2021 (once again) a stock picker’s market. We continue to expect companies to see their “earnings recovery” at different times: for some companies, the earnings recovery will come in 2021, while for some companies and sectors it may not appear until 2023. If this thesis is correct, we believe it provides a great backdrop for an active manager. We continue to believe the environment will contain a lot of cross currents, as cyclical and secular trends intersect and the government becomes more involved in the economy than it has been previously; we expect the market to be volatile at times, as investors sort through the implications of these changes. We remain vigilant as to the risks in the market and focused on identifying those companies whose returns are being driven by secular, structural, and transformative changes.
We continue to work hard on your behalf; we thank you for your investment in the Fund and the opportunity to do so.
All of us at Lisanti Capital Growth wish that you and yours stay safe and well through this situation.
Sincerely,
Mary Lisanti , CFA
President & Portfolio Manager

Lisanti Small Cap Growth Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
4
IMPORTANT RISKS AND DISCLOSURES
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The
Fund invests in smaller companies, which carry greater risk than is associated with larger companies for various reasons such as narrower markets, limited financial resources and less liquid stock. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general. Investments in technology companies are vulnerable to factors affecting that sector, such as dependency on consumer and business acceptance as new technology evolves. Investments in the Industrial sector can be significantly affected by business cycle fluctuations, worldwide economy growth, government and corporate spending and others. Investments in Health-Care companies may be affected by government regulations and government health-care programs, changes in the cost of medical products and services, limited product lines, product liability claims, and patent protection, among other factors.
The views in this report were those of the Fund manager as of December 31, 2020 , and may not necessarily reflect her views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. Although the Fund manager believes she has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. All current and future holdings of the Fund are subject to risk and are subject to change.

Lisanti Small Cap Growth Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2020
5
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Lisanti Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, Russell 2000
Growth Index (“Russell 2000 Growth”), over the past ten fiscal years. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Lisanti Small Cap Growth Fund vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be
lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.98%.
However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35%, through April 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current
Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 30 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (800) 441-7031.
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Year Ten Year
Lisanti Small Cap Growth Fund 52.85% 20.90% 15.61%
Russell 2000 Growth Index 34.63% 16.36% 13.48%

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2020
6
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.4%
Communication Services - 1.2%
6,845 Cardlytics, Inc.
(a)
$ 977,261
Consumer Discretionary - 16.7%
41,935 Academy Sports & Outdoors,
Inc.
(a)
869,313
18,270 Bed Bath & Beyond, Inc. 324,475
30,395 Boot Barn Holdings, Inc.
(a)
1,317,927
6,950 Brinker International, Inc. 393,161
18,075 Crocs, Inc.
(a)
1,132,580
2,045 Deckers Outdoor Corp.
(a)
586,465
6,875 Five Below, Inc.
(a)
1,202,988
8,785 Floor & Decor Holdings, Inc.,
Class A
(a)
815,687
36,155 Leslie's, Inc.
(a)
1,003,301
3,055 Lithia Motors, Inc., Class A 894,107
15,760 National Vision Holdings, Inc.
(a)
713,770
4,680 Planet Fitness, Inc., Class A
(a)
363,308
6,815 Stitch Fix, Inc., Class A
(a)
400,177
12,520 Tapestry, Inc. 389,122
13,050 Texas Roadhouse, Inc. 1,019,988
10,905 The Cheesecake Factory, Inc. 404,139
4,525 The Children's Place, Inc.
(a)
226,702
3,195 TopBuild Corp.
(a)
588,136
17,285 YETI Holdings, Inc.
(a)
1,183,504
13,828,850
Consumer Staples - 1.6%
9,200 Freshpet, Inc.
(a)
1,306,308
Energy - 2.2%
13,310 Array Technologies, Inc.
(a)
574,194
23,645 TPI Composites, Inc.
(a)
1,247,983
1,822,177
Financial Services - 1.5%
6,168 Kinsale Capital Group, Inc. 1,234,402
Financials - 2.1%
3,660 Goosehead Insurance, Inc.,
Class A 456,622
13,470 Green Dot Corp., Class A
(a)
751,626
4,175 Lemonade, Inc.
(a)
511,437
1,719,685
Health-Care - 1.2%
49,195 Ocular Therapeutix, Inc.
(a)
1,018,337
Health-Care Equipment & Services - 11.8%
19,615 AdaptHealth Corp.
(a)
736,740
9,115 BioLife Solutions, Inc.
(a)
363,597
8,695 Certara, Inc.
(a)
293,195
7,145 Eargo, Inc.
(a)
320,239
13,315 Inari Medical, Inc.
(a)
1,162,266
Shares Security Description Value
Health-Care Equipment & Services - 11.8% (continued)
7,685 Inspire Medical Systems, Inc.
(a)
$ 1,445,472
7,400 Nevro Corp.
(a)
1,280,940
26,805 Pulmonx Corp.
(a)
1,850,081
9,250 Schrodinger, Inc./U.S.
(a)
732,415
9,600 Shockwave Medical, Inc.
(a)
995,712
21,280 SI-BONE, Inc.
(a)
636,272
9,816,929
Industrials - 20.0%
11,585 Advanced Drainage Systems, Inc. 968,274
7,770 Advanced Energy Industries, Inc.
(a)
753,457
8,460 Allegiant Travel Co. 1,600,970
12,340 Astec Industries, Inc. 714,239
20,185 Builders FirstSource, Inc.
(a)
823,750
8,510 Casella Waste Systems, Inc.
(a)
527,195
10,560 Chart Industries, Inc.
(a)
1,243,862
8,145 CryoPort, Inc.
(a)
357,403
3,080 Generac Holdings, Inc.
(a)
700,423
5,770 John Bean Technologies Corp. 657,030
15,190 Kornit Digital, Ltd.
(a)
1,353,885
19,770 Montrose Environmental Group,
Inc.
(a)
612,079
19,005 nLight, Inc.
(a)
620,513
10,425 Patrick Industries, Inc. 712,549
25,395 Plug Power, Inc.
(a)
861,144
2,490 RBC Bearings, Inc.
(a)
445,810
7,205 Saia, Inc.
(a)
1,302,664
7,365 SiteOne Landscape Supply, Inc.
(a)
1,168,310
21,175 Terex Corp. 738,796
14,540 The Shyft Group, Inc. 412,645
16,574,998
Information Technology - 5.3%
8,330 Cerence, Inc.
(a)
836,998
22,070 MACOM Technology Solutions
Holdings, Inc.
(a)
1,214,733
2,060 Monolithic Power Systems, Inc. 754,434
9,740 Varonis Systems, Inc.
(a)
1,593,561
4,399,726
Materials - 1.0%
43,950 Livent Corp.
(a)
828,018
Pharmaceuticals, Biotechnology & Life Sciences - 15.0%
3,420 908 Devices, Inc.
(a)
194,769
21,305 Amicus Therapeutics, Inc.
(a)
491,933
16,215 Apellis Pharmaceuticals, Inc.
(a)
927,498
7,325 Arrowhead Pharmaceuticals, Inc.
(a)
562,047
9,675 CareDx, Inc.
(a)
700,954
15,140 Denali Therapeutics, Inc.
(a)
1,268,126
5,315 Mirati Therapeutics, Inc.
(a)
1,167,387
13,240 NanoString Technologies, Inc.
(a)
885,491

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2020
7
See Notes to Financial Statements.
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Pharmaceuticals, Biotechnology & Life Sciences - 15.0%
(continued)
16,890 Natera, Inc.
(a)
$ 1,680,893
15,630 NeoGenomics, Inc.
(a)
841,519
5,315 Repligen Corp.
(a)
1,018,513
11,530 Rocket Pharmaceuticals, Inc.
(a)
632,305
7,040 Turning Point Therapeutics, Inc.
(a)
857,824
8,525 Veracyte, Inc.
(a)
417,214
27,005 Vericel Corp.
(a)
833,914
12,480,387
Technology - 16.8%
6,555 Ambarella, Inc.
(a)
601,880
24,835 Asana, Inc.
(a)
733,874
4,785 Brooks Automation, Inc. 324,662
190 C3.ai, Inc., Class A
(a)
26,363
9,095 Health Catalyst, Inc.
(a)
395,905
21,870 II-VI, Inc.
(a)
1,661,245
29,125 Lattice Semiconductor Corp.
(a)
1,334,508
6,310 Lightspeed POS, Inc.
(a)
444,161
49,885 MaxLinear, Inc.
(a)
1,905,108
24,755 PagerDuty, Inc.
(a)
1,032,284
6,280 Q2 Holdings, Inc.
(a)
794,608
15,445 Sailpoint Technologies Holdings,
Inc.
(a)
822,292
10,405 Semtech Corp.
(a)
750,096
13,010 SiTime Corp.
(a)
1,456,209
21,590 Sprout Social, Inc., Class A
(a)
980,402
24,570 SunPower Corp.
(a)
629,975
13,893,572
Total Common Stock (Cost $58,721,241) 79,900,650
Investments, at value - 96.4% (Cost
$58,721,241) $ 79,900,650
Other Assets & Liabilities, Net - 3.6% 3,024,815
Net Assets - 100.0% $ 82,925,465
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 79,900,650
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 79,900,650
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 1.2%
Consumer Discretionary 17.3%
Consumer Staples 1.6%
Energy 2.3%
Financial Services 1.6%
Financials 2.2%
Health-Care 1.3%
Health-Care Equipment & Services 12.3%
Industrials 20.7%
Information Technology 5.5%
Materials 1.0%
Pharmaceuticals, Biotechnology & Life Sciences 15.6%
Technology 17.4%
100.0%

Lisanti Small Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020
8
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $58,721,241) $ 79,900,650
Cash 7,508,370
Receivables:
Fund shares sold 10,445
Dividends and interest 1,443
Prepaid expenses 11,924
Total Assets
87,432,832
LIABILITIES
Payables:
Investment securities purchased 4,366,585
Fund shares redeemed 18,247
Accrued Liabilities:
Investment adviser fees 59,923
Fund services fees 13,127
Other expenses 49,485
Total Liabilities
4,507,367
NET ASSETS
$ 82,925,465
COMPONENTS OF NET ASSETS
Paid-in capital $ 51,201,465
Distributable earnings 31,724,000
NET ASSETS
$ 82,925,465
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,678,441
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 30.96
* Shares redeemed or exchanged within 30 days of purchase are charged a 1.00% redemption fee.

Lisanti Small Cap Growth Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2020
9
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 109,610
Interest income 4,340
Total Investment Income
113,950
EXPENSES
Investment adviser fees 607,950
Fund services fees 240,618
Shareholder service fees 159,987
Custodian fees 7,281
Registration fees 25,694
Professional fees 41,026
Trustees' fees and expenses 4,715
Other expenses 52,296
Total Expenses 1,139,567
Fees waived
(275,568)
Net Expenses
863,999
NET INVESTMENT LOSS
(750,049)
NET REALIZED AND UNREALIZED GAIN
Net realized gain on investments 17,663,499
Net change in unrealized appreciation on investments
15,685,158
NET REALIZED AND UNREALIZED GAIN
33,348,657
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 32,598,608

Lisanti Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
10
See Notes to Financial Statements.
For the Years Ended December 31,
2020 2019
OPERATIONS
Net investment loss $ (750,049) $ (529,405)
Net realized gain 17,663,499 2,271,514
Net change in unrealized appreciation 15,685,158 7,315,554
Increase in Net Assets Resulting from Operations
32,598,608 9,057,663
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,061,866) (1,076,692)
CAPITAL SHARE TRANSACTIONS
Sale of shares 29,986,098 14,463,091
Reinvestment of distributions 5,223,300 998,703
Redemption of shares
(29,460,550) (6,607,821)
Redemption fees
2,383 1,741
Increase in Net Assets from Capital Share Transactions
5,751,231 8,855,714
Increase in Net Assets
32,287,973 16,836,685
NET ASSETS
Beginning of Year
50,637,492 33,800,807
End of Year
$ 82,925,465 $ 50,637,492
SHARE TRANSACTIONS
Sale of shares 1,334,920 683,112
Reinvestment of distributions 177,724 46,734
Redemption of shares
(1,161,159) (311,546)
Increase in Shares
351,485 418,300

Lisanti Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
11
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 21.76 $ 17.71 $ 18.81 $ 18.74 $ 17.75
INVESTMENT OPERATIONS
Net investment loss (a) (0.28) (0.25) (0.21) (0.33) (0.25)
Net realized and unrealized gain
(loss)
11.66 4.78 (0.12) 5.43 1.55
Total from Investment Operations
11.38 4.53 (0.33) 5.10 1.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(2.18) (0.48) (0.77) (5.03) (0.31)
Total Distributions to Shareholders
(2.18) (0.48) (0.77) (5.03) (0.31)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 30.96 $ 21.76 $ 17.71 $ 18.81 $ 18.74
TOTAL RETURN
52.85% 25.62% (1.90)% 27.78% 7.32%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s
omitted) $ 82,925 $ 50,637 $ 33,801 $ 13,919 $ 24,022
Ratios to Average Net Assets:
Net investment loss (1.17)% (1.20)% (1.02)% (1.61)% (1.49)%
Net expenses 1.35% 1.35% 1.37% 1.80% 1.80%
Gross expenses (c) 1.78% 1.98% 2.32% 3.15% 2.48%
PORTFOLIO TURNOVER RATE 314% 252% 220% 294% 268%
footertext
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
12
Organization
The Lisanti Small Cap Growth Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The
Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on February 27, 2004. The Fund seeks maximum capital appreciation. Prior to
February 1, 2018, the Fund was named Dinosaur Lisanti Small Cap Growth Fund.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting
Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
13
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for the Fund’s investments is included in the
Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
14
on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Redemption Fees – A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations.
The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.
As of December 31, 2020, the Fund had $7,258,370 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
15
Fees and Expenses
Investment Adviser – Lisanti Capital Growth, LLC (the “Adviser”) is the investment adviser to the Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.95% of the Fund’s average daily net assets.
Shareholder Service Plan – The Trust has adopted a shareholder service plan for the Fund under which the
Fund may reimburse the Fund’s administrator for amounts paid by the administrator for providing shareholder service activities that are not otherwise provided by the transfer agent. The Fund’s administrator may make such payments to various financial institutions, including the Adviser, that provide shareholder servicing to their customers invested in the Fund in amounts of up to 0.25% annually of the average daily net assets of the Fund.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-
of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses, and extraordinary expenses) to 1.35% through April 30, 2021. Other Fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may only be raised or eliminated with the consent of the Board and voluntary fee waivers may be reduced or eliminated at any time. For the year ended
December 31, 2020 , fees waived were as follows:

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
16
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2020, $460,331 is subject to recapture by the Adviser.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2020, totaled $192,287,835 and
$195,280,915, respectively.
Federal Income Tax
As of December 31, 2020, the cost of investments for federal income tax purposes is $58,859,076 and the components of net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
$ 160,744 $ 114,824 $ 275,568
Gross Unrealized Appreciation
$ 21,671,451
Gross Unrealized Depreciation
(629,877)
Net Unrealized Appreciation
$ 21,041,574
2020 2019
Ordinary Income $ 4,560,285 $ –
Long-Term Capital Gain 1,501,581 1,076,692
$ 6,061,866 $ 1,076,692
Undistributed Ordinary Income
$ 9,633,754
Undistributed Long-Term Gain
1,048,672
Net Unrealized Appreciation
21,041,574
Total
$ 31,724,000

Lisanti Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
17
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
18
To the Board of Trustees of Forum Funds
and the Shareholders of Lisanti Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lisanti Small Cap Growth Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“ PCAOB ” ) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,
2020 by correspondence with the custodian and broker or by other auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 16, 2021

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
20
Investment Advisory Agreement Approval
At the September 11, 2020 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the
Trust pertaining to the Lisanti Small Cap Growth Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the
Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the
Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
21
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board considered the performance of the Fund compared to its primary benchmark index and compared to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to the Fund (“Peer Group”). The Board observed that the Fund outperformed the
Russell 2000 Growth Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2020, and for the period since the Fund’s inception on February 27, 2004. The
Board also observed that, based on the information provided by Broadridge, the Fund outperformed the median of the funds in the Peer Group for the one-, and three-year periods and underperformed the median of the funds in the Peer Group for the five-year period ended June 30, 2020. The Board noted the Adviser’s representations that stock selection, coupled with the Fund’s bias toward stocks with smaller market capitalization than those held by the funds included in the Peer Group, were the primary drivers of the Fund’s relative outperformance. Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the actual advisory fee rate and actual total expense ratio of the Fund compared to its Broadridge Peer Group. The Board observed that the Adviser’s actual advisory fee rate and the Fund’s actual total expense ratio were each higher than the median of the funds in the Peer Group. The Board observed, however, that the Adviser’s actual advisory fee rate and the Fund’s actual total expense ratio were close to the medians of the funds in the Peer Group. The Board also noted that the Adviser implemented reductions in the contractual advisory fee rate and expense cap for the Fund in 2018. Based on the foregoing and other applicable considerations, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board evaluated information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the information provided by the Adviser regarding the costs and profitability of its Fund activities. The
Board noted the Adviser’s representation that, although the Adviser did not maintain separately identifiable profit and loss information for the Fund relative to its other advisory businesses, the Adviser believed that it’s anticipated profit margin from the Fund was reasonable considering the services provided and that the
Fund required significantly more attention and resources than other accounts managed by the Adviser.
The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the
Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
22
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the
Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s low asset level and the costly, research-intensive nature of the Fund’s investment strategy, the Adviser was not proposing breakpoints in the advisory fee at this time.
Based on the foregoing and other applicable considerations, and considering the size of the Fund, the Board determined that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Other Benefits
The Board noted the Adviser’s representation that it would be receiving a benefit arising from the use of soft dollars in connection with Fund trades for the acquisition of research that would benefit not only the Fund, but potentially other clients of the Adviser. The Board concluded that the other benefits received were not a material factor in approving the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by
Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
23
Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1,
2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate;
(iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800)
441-7031 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (800) 441-7031 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
24
the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 0. 62 % of its income dividend distributed as qualifying for the corporate dividends-
received deduction (DRD) and 0. 60 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 100.00 % as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD). The Fund paid long-term capital gain dividends of $1,501,581.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,409.95 $ 8.18 1.35%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.35 $ 6.85 1.35%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
25
about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 441-7031.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since
2017; independent consultant
providing interim CFO services,
principally to non-profit organizations,
2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser),
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Lisanti Small Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
26
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-
2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-
2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019; Chief
Compliance Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund
Services since 2019; Fund Compliance
Officer, Atlantic Fund Services 2013-2019.

Lisanti Small Cap Growth Fund
P.O. Box 588
Portland, ME 04112
(800) 441-7031
www.lisantismallcap.com
Investment Adviser
Lisanti Capital Growth, LLC
475 Park Avenue South, 9th Floor
New York, NY 10016
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general
information of the shareholders of the
Fund. It is not authorized for distribution
to prospective investors unless preceded or
accompanied by an effective prospectus, which
includes information regarding the Fund’s
risks, objectives, fees and expenses, experience
of its management and other information.
228 - ANR - 1220

Annual Report
DECEMBER 31, 2020

Table of Contents
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 7
Schedule of Investments 8
Statement of Assets and Liabilities 11
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 21
Additional Information (Unaudited) 22

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
Dear Fellow Shareholder,
No one could have expected 2020 to be the year of a pandemic, replete with country lockdowns, rising unemployment, trade wars, political turmoil and volatile oil prices. Yet, each of these developments rippled through the global economy, with investor optimism souring as the first effects of COVID-19 took hold. Governments and central banks initiated unprecedented monetary and fiscal policies, hoping to boost industries hardest hit. Still, many companies cratered in the first quarter of 2020, falling into bear market territory, only to begin their slow climb out of the trough in the second quarter.
The third and fourth quarters heated up. For the year ending 2020, the MSCI World Index (the “benchmark”) rose 15.90%, while the Polaris Global Value Fund (the “Fund”) was up 6.68%. Underperformance was attributable to lackluster results in the overweight financial sector, as well as notable losses in energy, consumer staples and industrials. At the country level, the portfolio outperformed in Canada, France, Finland, Belgium, Norway and Austria; yet these modest weightings did little to absorb the underperformance and underweight in a robust U.S. market. While full year performance was underwhelming, we are pleased to have markedly outperformed in the fourth quarter; we believe that the Fund is well positioned for the fits and spurts of a 2021 recovery.
We would be remiss in not mentioning that 2020 was one of the worst years in history for value stocks, as world markets were driven by high flyer stocks and FAANGs (Facebook, Amazon, Apple, Netflix and Google), shunning the fundamentally strong but less glamorous sectors like materials, industrials and financials. In this context, the Fund outperformed the MSCI
World Value Index, which was down -1.16%.
*Inception-to-date (Inception 7/31/1989)
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Returns for more than one year are annualized. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.
For the most recent month end performance, please call (888) 263-5594. Short-term performance is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. As stated in the current prospectus, the Fund’s total annual operating expense ratio is 1.23%. The Fund’s annual operating expense ratio has been reduced to 0.99%, effective as of January 1, 2014 through April 30, 2021, due to the Adviser’s contractual agreement to waive its fee and/or reimburse expenses to limit Total Annual Fund Operating Expenses. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% fee. Fund performance returns shown do not reflect this fee; if reflected, the returns would have been lower.
2020 PERFORMANCE ANALYSIS:
At the beginning of the COVID-19 crisis, we conducted an intensive research effort, selling richly valued companies and raising cash in anticipation of a market downturn. We sold Wesco International, Infosys, Hewlett Packard, L Brands, JM
Smucker, Kone OYJ and a number of other companies on valuation, making space for more than two dozen buys. Some of
2020 Annualized As of  December 31, 2020
YTD Q IV Q III Q II Q I 1 Yr 3 Yrs 5 Yrs 10 Yrs 15 Yrs 20 Yrs ITD
Polaris Global Value Fund 6.68% 26.22% 4.37% 18.66% -31.75% 6.68% 4.59% 9.03% 9.46% 6.57% 8.93% 9.36%
MSCI World Index, net dividends reinvested 15.90% 13.96% 7.93% 19.36% -21.05% 15.90% 10.54% 12.19% 9.87% 7.33% 6.02% 7.08%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
the cash was redeployed starting in late March to invest in higher quality companies with more upside potential. Immense volatility brought the likes of Crocs Inc., Antofagasta, Bunzl and Laboratory Corp. of America into the “value” price range.
Many of the new purchases were centered in the consumer discretionary sector, including CROCS, Tapestry, Zhongsheng
Group Holdings, Dometic Group and Darden Restaurants. Crocs was one of the biggest contributors to overall portfolio performance, up more than 100% as management indicated a faster than anticipated recovery in certain regional stores, with record U.S. sales revenues stemming from Crocs’ direct-to-consumer (digital) platform. The footwear company also outlined its COVID-19 safety efforts at distribution centers, while shoring up balance sheets and reducing capital expenditures in the near term. Tapestry Inc. (the parent company for Coach, Kate Spade and Stuart Weitzman brands) increased revenue, expanded gross margins, and accelerated e-commerce sales. Zhongsheng Group, one of the largest Chinese car dealerships, cited great secular tailwinds in luxury car sales, aftermarket products and dealer services. Darden Restaurants, the parent of Capital Grille, Olive Garden and Longhorn Steakhouse restaurant chains, noted positive sales trends in its takeout/
delivery service and slowly began re-opening brick-and-mortar sites with much success. Climate control and convenience products maker for recreational vehicles (RVs), Dometic Group, capitalized on the RV travel craze as consumers sought vacation alternatives. Dometic’s aftermarket sales held up well, while its cost cutting and efficiency measures improved margins. In the third quarter of 2020, Dometic and Darden were sold at a healthy profit, as each reached Polaris’ valuation limits. U.K. homebuilders detracted from sector gains. Taylor Wimpey PLC and Bellway PLC went into the crisis in great shape, with good control of inventory, build rates, selling prices and financing. The subsequent U.K. lockdown shut down construction sites, with the homebuilders announcing fewer completions due to COVID-19 distancing restrictions. This short-term headwind is expected to reverse course in the second half of 2021; in fact, homebuilders were already showing upward momentum as of the fourth quarter 2020.
Most of materials sector holdings were in positive territory, led by new portfolio additions, Antofagasta PLC and
HeidelbergCement AG. Favorable supply-demand metrics boosted Antofagasta, a leading Chilean copper and gold miner.
Demand for cement remained relatively stable, per Germany supplier, HeidelbergCement. Canadian methanol producer,
Methanex, posted steady gains as methanol prices recovered from second quarter 2020 lows. The company referenced improving methanol demand within Europe and Asia, specifically in China. The fundamentals (resumption of building in China, increased industrial demand) underscoring the rise in commodity prices may translate into strong performance in other material sector companies in a post COVID-19 world; therefore, the Fund maintains an overweight position in materials.
In information technology, Samsung Electronics and SK Hynix both logged 30%+ annual returns as DRAM chip prices trended higher. A replacement cycle in data servers, Chinese inventory rebuilding and a recent Micron fab disruption were the primary drivers for this chip price projection. Additionally, SK Hynix’s purchase of Intel’s NAND business may bring better supply discipline, taking one competitor out of the industry. In other news, Samsung cited its television division as a strong revenue generator due to stay-at-home mandates. Plans to scrap its QLED/LCD televisions have been backburnered while Samsung capitalizes on demand. Arrow Electronics, a recent addition to the portfolio, added to gains as the company capitalized on demand trends in Asia.
With inklings of a COVID-19 crisis unfolding in the months of December 2019 and January 2020, we identified medical testing companies as critical in diagnosing potential spread of the virus. We added to our long-standing investment, Quest

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
Diagnostics, and purchased Laboratory Corp of America, Germany’s Fresenius SE (supply chain of essential drugs and mask purification methods) and Alexion Pharmaceuticals. All of the new buys were up more than 25% for the year.
Industrial sector returns formed into a barbell, with three 2020 purchases, Bunzl PLC, Ryanair Holdings and Valmet OYJ up in excess of 40%, while Babcock International and Trevi Finanziaria detracted. Bunzl reinstated dividends after reporting higher pre-tax profits in the first half of 2020, as its grocery and cleaning/safety divisions rose. The company also announced two acquisitions. Irish low-cost airline, Ryanair Holdings PLC, dropped precipitously as travel halted at the beginning of the pandemic; Polaris snapped up this cash-flow heavy company on the expectation of participating in a rebound. Polaris subsequently sold the company’s stock after a healthy gain. Trevi, the Italian engineering and foundation driller, underwent a complete financial and operational restructuring. The stock jumped more than 150% in the second quarter as one of the
Fund’s top performers, but relinquished some of this gain in the third quarter. Trevi may face some near-term headwinds, as governmental infrastructure spending is postponed in deference to immediate COVID-19 related needs of citizens. Babcock
International, the U.K. engineering services firm that supports local defense, emergency services and civil nuclear sectors, noted declining profits due to new distancing requirements on ship repair worksites. The stock price slipped further after
Babcock announced the end of its long-term contract with Britain’s Nuclear Decommissioning Authority.
With a large overweight and modest underperformance, financials detracted most from returns during the year. Substantial flows into the safest debt instruments drove interest rates, from Treasury bills to 30-year government bonds, to less than 1%
on March 9, 2020. In an effort to coordinate central bank rates with these extreme market rates, the U.S. Federal Reserve cut interest rates to essentially zero and launched a purchase program, buying Treasuries and mortgage-backed securities whose prices were subject to potential drops in value. Bank stocks declined sharply on expectations of lower interest margins and higher credit losses due to higher unemployment and companies likely entering financial distress. By July and
August, financials recovered modestly, with September bringing another dip on increased COVID-19 cases. Many banks encountered lower net interest margins and slower loan growth, while concerns swirled about stimulus running dry, raising the risk of defaults. To counteract these issues, banks set aside large reserves and capital to absorb potential losses; many had the highest capital ratios and loan loss reserves in more than 20 years.
By the fourth quarter, U.S. banks gained on news of vaccine approvals and renewed government stimulus, staving off concerns about loan losses and bankruptcies. Several banks reduced loan loss provisions and reported fewer loan deferral balances and non-performing loans, propping up Webster Financial, Ameris Bancorp and Puerto Rico-based Popular Inc.
The Federal Reserve also completed its 2020 bank stress testing, indicating banks were sufficiently capitalized; this may signal the resumption of capital return policies and buybacks for larger U.S. institutions like Capital One Financial and
JPMorgan Chase. Nordic banks, including DNB ASA and Svenska Handelsbanken, performed well as local regulators decided to soften their dividend payouts stance. Bancolombia recovered most of 2020’s lost ground with a sharp gain in
December on the back of a Moody’s rating affirmation and a stronger Colombian peso. Overall, it was gratifying to see the recovery in financials, as we remained resolute in our financial models and analysis, even as the banks tumbled earlier in
2020 amid emotional investor selling.
Few industries were more impacted by COVID-19 than travel and leisure, from airlines and hotels to restaurants and entertainment venues. Cineworld Group was down 30% in October as it shuttered all of its theaters in the U.S. and U.K. By
December, Cineworld’s stock partially recouped declines, gaining 68%, as the company refinanced debt with 10% dilution

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
to shareholders. While streaming platforms are now popular by default, we believe consumers will embrace the theatrical experience when lockdowns are lifted as has been the case in countries like China and Japan.
The following table shows the Fund’s asset allocation at December 31, 2020.
Table may not cross foot due to rounding.
INVESTMENT ENVIRONMENT AND STRATEGY:
We recognize that we are not “out of the woods” yet with the COVID-19 pandemic, as the next waves and strains of the virus cause country lockdowns. So far in 2021, we have already seen a moratorium on social activities in the U.K. until mid-
February; Canada is hinting at stronger enforcement measures; France instituted a 12-hour curfew; and Germany posted harder restrictions across all 16 federal states. The U.S. isn’t far behind, with many states mandating stay-at-home orders.
Yet, we don’t believe that any lockdown scenario will have the same gravity as it did in the first quarter of last year. Vaccines are in distribution, global citizens have dealt with the virus for nearly a year and most public companies learned to adapt to the new working condition, focusing on e-commerce and operational restructuring. When economies turn the corner, many highly-efficient businesses will be positioned for impressive growth. We are making every effort to build a Fund portfolio of these types of companies; we expect admirable performance (like that of the fourth quarter 2020) to follow.
We express our heartfelt sympathy for the many people who have suffered and/or succumbed to the COVID-19 virus. We recognize and give high praise to the many health care professionals and other essential workers worldwide across many industries, who made heroic efforts to save other people’s lives.
As always, we welcome your questions and comments.
MSCI
World
Index
Portfolio
Weight Energy Utilities Materials Industrials
Consumer
Discretionary
Consumer
Staples
Health
Care Financials
Info.
Tech.
Comm.
Services
Real
Estate Cash
N. America
69.2%
41.0% 1.9% 2.2% 2.6% 1.0% 4.9% 1.9% 7.9% 11.5% 5.0% 2.1% 0.0% 0.0%
Japan
7.8%
6.4% 0.0% 0.0% 0.7% 0.0% 2.4% 1.2% 0.0% 1.0% 0.0% 1.1% 0.0% 0.0%
Other Asia
3.6%
10.5% 0.0% 0.0% 0.0% 1.0% 2.5% 0.2% 0.0% 1.0% 4.8% 1.0% 0.0% 0.0%
Europe
17.1%
30.2% 0.0% 0.0% 8.1% 5.1% 5.9% 2.1% 2.0% 3.3% 0.0% 3.8% 0.0% 0.0%
Scandinavia
2.3%
7.2% 0.0% 0.0% 1.1% 2.5% 0.4% 0.0% 0.0% 3.3% 0.0% 0.0% 0.0% 0.0%
Africa & S.
America
0.0%
2.7% 0.0% 0.0% 1.6% 0.0% 0.0% 0.0% 0.0% 1.1% 0.0% 0.0% 0.0% 0.0%
Cash
0.0%
1.9% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.0% 0.7%
Portfolio Totals 100.0% 1.9% 2.2% 14.1% 9.5% 16.1% 5.4% 9.9% 21.2% 9.9% 7.9% 0.0% 0.7%
MSCI World Weight 2.7% 3.1% 4.5% 10.5% 12.2% 7.6% 13.0% 12.8% 22.1% 8.9% 2.6% 0.0%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
Sincerely,
Bernard R. Horn, Jr., Shareholder and Portfolio Manager
As of December 31, 2020 , the Fund’s largest equity holdings and the percentages they represent in the Fund’s portfolio market value were as follows and are subject to change:
The Fund’s annual performance as compared to the benchmark has been as follows:
Historical Calendar Year Annual Returns (years ended December 31)
Percentage of
Issuer
Total Market
Value
Samsung Electronics Co., Ltd. 2.30%
Antofagasta PLC 1.66%
SK Hynix, Inc. 1.58%
Methanex Corp. 1.56%
Magna International, Inc. 1.51%
Percentage of
Issuer
Total Market
Value
Sony Corp. 1.43%
Publicis Groupe SA 1.42%
Bellway PLC 1.42%
Webster Financial Corp. 1.39%
Kia Motors Corp. 1.39%
Polaris Global Value Fund MSCI World Index
2020 6.6 8% 15.90%
2019 22.79% 27.67%
2018 -12.66% -8.71%
2017 20.61% 22.40%
2016 11.67% 7.51%
2015 1.55% -0.87%
2014 3.68% 4.94%
2013 36.94% 26.68%
2012 21.00% 15.83%
2011 -8.16% -5.54%
2010 20.64% 11.76%
2009 35.46% 29.99%
2008 -46.19% -40.71%
2007 -3.97% 9.04%
2006 24.57% 20.07%
2005 10.52% 9.49%
Polaris Global Value Fund MSCI World Index
2004 23.63% 14.72%
2003 47.06% 33.11%
2002 3.82% -19.89%
2001 2.21% -16.82%
2000 -5.82% -13.18%
1999 16.50% 24.94%
1998 -8.85% 24.34%
1997 34.55% 15.76%
1996 23.34% 13.48%
1995 31.82% 20.72%
1994 -2.78% 5.08%
1993 25.70% 22.50%
1992 9.78% -5.23%
1991 17.18% 18.28%
1990 -11.74% -17.02%

Polaris Global Value Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
DECEMBER 31, 2020
IMPORTANT INFORMATION
The Fund invests in securities of foreign issuers, including issuers located in countries with emerging capital markets.
Investments in such securities entail certain risks not associated with investments in domestic securities, such as volatility of currency exchange rates, and in some cases, political and economic instability and relatively illiquid markets. These risks are greater for emerging markets. Options trading involves risk and is not suitable for all investors. Fund performance includes reinvestment of dividends and capital gains. During the period, some of the Fund’s fees were waived or expenses reimbursed. In the absence of these waivers and reimbursements, performance figures would be lower.
On June 1, 1998, a limited partnership managed by the adviser reorganized into the Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent to those of the
Fund. The Fund’s performance for the periods before June 1, 1998 is that of the limited partnership and includes the expenses of the limited partnership. If the limited partnership’s performance had been readjusted to reflect the second year expenses of the Fund, the Fund’s performance for all the periods would have been lower. The limited partnership was not registered under the Investment Company Act of 1940 and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.
The MSCI World Index, net dividends reinvested measures the performance of a diverse range of global stock markets in the United States, Canada, Europe, Australia, New Zealand and the Far East. The MSCI World Index is unmanaged and includes reinvestment of dividends after deduction of withholding taxes. The MSCI World Value Index captures large- and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. One cannot invest directly in an index or an average. The views in this letter were those of the Fund manager as of December 31, 2020 and may not reflect the views of the manager after the publication date. These views are intended to assist shareholders of the
Fund in understanding their investment and do not constitute investment advice.

Polaris Global Value Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
DECEMBER 31, 2020
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Polaris
Global Value Fund (the “Fund”) compared with the performance of the benchmark, MSCI World Index, over the past ten fiscal years. The MSCI World
Index captures large and mid cap representation across 23 developed markets countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United
Kingdom and the United States. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Polaris Global Value Fund vs. MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.23%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.99%, through April 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the
Board of Trustees. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 180 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. Because of ongoing market volatility, Fund performance may be subject to substantial short-term changes. For the most recent month-end performance, please call (888)
263-5594.
Average Annual Total Returns
Years Ended December 31, 2020 One Year Five Year Ten Year
Polaris Global Value Fund 6.68% 9.03% 9.46%
MSCI World Index 15.90% 12.19% 9.87%

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
8
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.1%
Austria - 0.8%
78,400 ANDRITZ AG $ 3,589,736
Belgium - 1.1%
42,670 Solvay SA, Class A 5,050,142
Canada - 4.1%
94,707 Magna International, Inc. 6,704,413
149,837 Methanex Corp. 6,885,039
88,504 The Toronto-Dominion Bank 5,000,556
18,590,008
Chile - 1.6%
373,000 Antofagasta PLC 7,347,671
China - 1.0%
2,139,000 Weichai Power Co., Ltd. 4,293,203
Colombia - 1.1%
491,900 Bancolombia SA 5,037,816
Finland - 0.7%
113,195 Valmet OYJ 3,230,330
France - 3.8%
36,300 Cie Generale des Etablissements
Michelin SCA 4,654,102
54,107 IPSOS 1,824,355
125,890 Publicis Groupe SA 6,268,625
45,053 Vinci SA 4,477,973
17,225,055
Germany - 7.8%
71,500 BASF SE 5,653,161
261,742 Deutsche Telekom AG 4,781,968
95,800 Fresenius SE & Co. KGaA 4,428,570
31,300 Hannover Rueck SE 4,982,365
66,600 HeidelbergCement AG 4,980,975
72,316 LANXESS AG 5,544,523
16,600 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,923,836
35,295,398
Ireland - 0.9%
2,455,441 Greencore Group PLC 3,911,857
Italy - 0.8%
2,399,507 TREVI - Finanziaria Industriale
SpA
(a)
3,476,591
Japan - 6.4%
133,300 Asahi Group Holdings, Ltd. 5,478,913
419,000 Daicel Corp. 3,055,610
169,000 Honda Motor Co., Ltd. 4,709,675
Shares Security Description Value
Japan - 6.4% (continued)
159,900 KDDI Corp. $ 4,747,987
63,300 Sony Corp. 6,305,172
146,900 Sumitomo Mitsui Trust Holdings, Inc. 4,519,891
28,817,248
Norway - 3.3%
262,696 DNB ASA
(a)
5,147,148
329,537 SpareBank 1 SR-Bank ASA
(a)
3,497,433
167,854 Sparebanken Vest 1,417,340
116,600 Yara International ASA 4,841,193
14,903,114
Puerto Rico - 1.3%
105,900 Popular, Inc. 5,964,288
Singapore - 0.8%
210,135 United Overseas Bank, Ltd. 3,591,820
South Korea - 7.5%
21,200 Hyundai Mobis Co., Ltd. 4,986,284
107,000 Kia Motors Corp. 6,146,368
12,600 KT&G Corp. 963,877
429,315 LG Uplus Corp. 4,643,700
136,459 Samsung Electronics Co., Ltd. 10,175,071
64,100 SK Hynix, Inc. 6,992,405
33,907,705
Sweden - 3.2%
125,200 Duni AB, Class A
(a)
1,640,401
103,203 Loomis AB 2,837,342
195,400 SKF AB, Class B 5,068,107
460,533 Svenska Handelsbanken AB,
Class A
(a)
4,623,466
14,169,316
Switzerland - 2.1%
31,544 Chubb, Ltd. 4,855,253
47,900 Novartis AG 4,525,963
9,381,216
Taiwan - 1.1%
640,000 Catcher Technology Co., Ltd. 4,692,149
Thailand - 0.2%
350,800 Siam Commercial Bank PCL 1,024,533
United Kingdom - 12.9%
393,000 Amcor PLC 4,625,610
708,411 Babcock International Group PLC
(a)
2,711,538
154,971 Bellway PLC 6,262,324
146,218 Bunzl PLC 4,884,857
4,681,050 Cineworld Group PLC
(a)
4,103,259
107,600 Coca-Cola European Partners PLC 5,361,708
524,647 Inchcape PLC
(a)
4,616,824
18,713 Linde PLC 4,931,063

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
United Kingdom - 12.9% (continued)
251,426 Mondi PLC $ 5,912,075
60,228 Next PLC
(a)
5,836,160
678,559 Signature Aviation PLC
(a)
3,591,089
2,390,262 Taylor Wimpey PLC
(a)
5,419,480
58,255,987
United States - 35.6%
45,651 AbbVie, Inc. 4,891,505
37,800 Alexion Pharmaceuticals, Inc.
(a)
5,905,872
82,400 ALLETE, Inc. 5,103,856
112,450 Ameris Bancorp 4,280,971
14,900 Anthem, Inc. 4,784,241
52,500 Arrow Electronics, Inc.
(a)
5,108,250
87,200 Avnet, Inc. 3,061,592
87,600 Berry Global Group, Inc.
(a)
4,922,244
103,900 Brookline Bancorp, Inc. 1,250,956
14,800 Cambridge Bancorp 1,032,300
54,900 Capital One Financial Corp. 5,426,865
52,651 Carter's, Inc. 4,952,880
325,900 Cinemark Holdings, Inc. 5,673,919
169,774 Colony Bankcorp, Inc. 2,487,189
79,976 Crocs, Inc.
(a)
5,011,296
71,200 CVS Health Corp. 4,862,960
99,900 Dime Community Bancshares, Inc. 1,575,423
162,100 Franklin Resources, Inc. 4,050,879
30,767 General Dynamics Corp. 4,578,745
52,700 Ingredion, Inc. 4,145,909
86,900 Intel Corp. 4,329,358
133,463 International Bancshares Corp. 4,996,855
40,200 JPMorgan Chase & Co. 5,108,214
26,300 Laboratory Corp. of America
Holdings
(a)
5,353,365
28,000 M&T Bank Corp. 3,564,400
99,582 Marathon Petroleum Corp. 4,118,711
21,900 Microsoft Corp. 4,870,998
61,776 NextEra Energy, Inc. 4,766,018
50,700 Premier Financial Corp. 1,166,100
41,033 Quest Diagnostics, Inc. 4,889,903
55,800 Science Applications International
Corp. 5,280,912
168,900 Tapestry, Inc. 5,249,412
221,300 The Williams Cos., Inc. 4,437,065
71,200 Tyson Foods, Inc., Class A 4,588,128
13,768 UnitedHealth Group, Inc. 4,828,162
61,751 Verizon Communications, Inc. 3,627,871
146,338 Webster Financial Corp. 6,168,147
160,451,471
Total Common Stock (Cost $360,497,617) 442,206,654
Shares
Security
Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
10,863 TREVI -
Finanziaria
Industriale
SpA
(a)
(Cost
$1,001,311) $ 0.01 05/05/25 $ 70,866
Investments, at value - 98.1% (Cost $361,498,928) $ 442,277,520
Other Assets & Liabilities, Net - 1.9% 8,461,399
Net Assets - 100.0% $ 450,738,919
PCL Public Company Limited
PLC Public Limited Company
(a) Non-income producing security.

Polaris Global Value Fund
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2020
10
See Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Austria $ 3,589,736 $ – $ – $ 3,589,736
Belgium 5,050,142 – – 5,050,142
Canada 18,590,008 – – 18,590,008
Chile 7,347,671 – – 7,347,671
China 4,293,203 – – 4,293,203
Colombia 5,037,816 – – 5,037,816
Finland 3,230,330 – – 3,230,330
France 17,225,055 – – 17,225,055
Germany 35,295,398 – – 35,295,398
Ireland 3,911,857 – – 3,911,857
Italy 3,476,591 – – 3,476,591
Japan 28,817,248 – – 28,817,248
Norway 14,903,114 – – 14,903,114
Puerto Rico 5,964,288 – – 5,964,288
Singapore 3,591,820 – – 3,591,820
South Korea 33,907,705 – – 33,907,705
Sweden 14,169,316 – – 14,169,316
Switzerland 9,381,216 – – 9,381,216
Taiwan 4,692,149 – – 4,692,149
Thailand – 1,024,533 – 1,024,533
United Kingdom 58,255,987 – – 58,255,987
United States 160,451,471 – – 160,451,471
Warrants 70,866 – – 70,866
Investments at Value $ 441,252,987 $ 1,024,533 $ – $ 442,277,520
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Communication Services 8.1%
Consumer Discretionary 16.4%
Consumer Staples 5.5%
Energy 1.9%
Financials 21.6%
Health Care 10.1%
Industrials 9.7%
Information Technology 10.1%
Materials 14.4%
Utilities 2.2%
Warrants 0.0%
100.0%

Polaris Global Value Fund
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2020
See Notes to Financial Statements.
* Shares redeemed or exchanged within 180 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $361,498,928) $ 442,277,520
Cash 8,115,187
Receivables:
Fund shares sold 168,455
Dividends and interest 1,274,058
Prepaid expenses 13,119
Total Assets
451,848,339
LIABILITIES
Payables:
Fund shares redeemed 363,617
Distributions payable 347,298
Accrued Liabilities:
Investment adviser fees 285,847
Fund services fees 40,841
Other expenses 71,817
Total Liabilities
1,109,420
NET ASSETS
$ 450,738,919
COMPONENTS OF NET ASSETS
Paid-in capital $ 373,577,687
Distributable earnings 77,161,232
NET ASSETS
$ 450,738,919
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 15,480,900
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 29.12

Polaris Global Value Fund
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2020
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $990,295) $ 9,043,950
Interest income 22,956
Total Investment Income
9,066,906
EXPENSES
Investment adviser fees 3,880,772
Fund services fees 514,632
Custodian fees 107,478
Registration fees 25,220
Professional fees 65,977
Trustees' fees and expenses 13,519
Other expenses 226,392
Total Expenses 4,833,990
Fees waived
(992,034)
Net Expenses
3,841,956
NET INVESTMENT INCOME
5,224,950
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(2,912,638)
Foreign currency transactions
(45,958)
Net realized loss
(2,958,596)
Net change in unrealized appreciation (depreciation) on:
Investments
18,835,066
Foreign currency translations
37,779
Net change in unrealized appreciation (depreciation)
18,872,845
NET REALIZED AND UNREALIZED GAIN
15,914,249
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 21,139,199

Polaris Global Value Fund
STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements.
For the Years Ended December 31,
2020 2019
OPERATIONS
Net investment income $ 5,224,950 $ 10,625,040
Net realized gain (loss) (2,958,596) 6,694,842
Net change in unrealized appreciation (depreciation) 18,872,845 74,850,623
Increase in Net Assets Resulting from Operations
21,139,199 92,170,505
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,905,258) (16,913,601)
CAPITAL SHARE TRANSACTIONS
Sale of shares 79,862,710 32,560,718
Reinvestment of distributions 6,452,739 15,585,854
Redemption of shares
(118,715,995) (76,691,213)
Redemption fees
23,683 8,300
Decrease in Net Assets from Capital Share Transactions
(32,376,863) (28,536,341)
Increase (Decrease) in Net Assets
(18,142,922) 46,720,563
NET ASSETS
Beginning of Year
468,881,841 422,161,278
End of Year
$ 450,738,919 $ 468,881,841
SHARE TRANSACTIONS
Sale of shares 3,494,534 1,242,993
Reinvestment of distributions 222,842 559,936
Redemption of shares
(5,152,538) (2,917,239)
Decrease in Shares
(1,435,162) (1,114,310)

Polaris Global Value Fund
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 27.72 $ 23.41 $ 27.71 $ 23.32 $ 21.16
INVESTMENT OPERATIONS
Net investment income (a) 0.32 0.62 0.47 0.37 0.32
Net realized and unrealized gain (loss)
1.53 4.72 (3.97) 4.43 2.15
Total from Investment Operations
1.85 5.34 (3.50) 4.80 2.47
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.34) (0.68) (0.77) (0.41) (0.31)
Net realized gain
(0.11) (0.35) (0.03) – –
Total Distributions to Shareholders
(0.45) (1.03) (0.80) (0.41) (0.31)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 29.12 $ 27.72 $ 23.41 $ 27.71 $ 23.32
TOTAL RETURN
6.68% 22.79% (12.66)% 20.61% 11.67%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 450,739 $ 468,882 $ 422,161 $ 544,750 $ 382,336
Ratios to Average Net Assets:
Net investment income 1.34% 2.35% 1.74% 1.45% 1.48%
Net expenses 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (c) 1.24% 1.23% 1.23% 1.24% 1.27%
PORTFOLIO TURNOVER RATE 57% 10% 22% 48% 33%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
Organization
The Polaris Global Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the
Fund’s shares of beneficial interest without par value. The Fund commenced operations June 1, 1998 after it acquired the net assets of Global Value Limited Partnership (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations on July 31, 1989. The Fund seeks capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of December 31, 2020, the
Fund had $7,865,187 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Fees and Expenses
Investment Adviser – Polaris Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit annual operating expenses to
0.99% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses), through April 30, 2021. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
may be reduced or eliminated at any time. Other Waivers are not eligible for recoupment. For the year ended December 31,
2020 , fees waived were as follows:
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2020, were $217,153,007 and $257,132,885, respectively.
Federal Income Tax
As of December 31, 2020, the cost of investments for federal income tax purposes is $364,756,860 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to passive foreign investment company transactions, wash sales and return of capital on equity securities.
As of
December 31, 2020
, the Fund had $
1,166,745
of available long-term capital loss carryforwards that have no expiration date.
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
$ 939,534 $ 52,500 $ 992,034
Gross Unrealized Appreciation
$ 98,836,250
Gross Unrealized Depreciation
(21,315,590)
Net Unrealized Appreciation
$ 77,520,660
2020 2019
Ordinary Income $ 5,253,692 $ 12,000,245
Long-Term Capital Gain 1,651,566 4,913,356
$ 6,905,258 $ 16,913,601
Undistributed Ordinary Income
$ 765,020
Capital and Other Losses
(1,166,745)
Unrealized Appreciation
77,562,957
Total
$ 77,161,232

Polaris Global Value Fund
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2020
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Forum Funds
and the Shareholders of Polaris Global Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Polaris Global Value Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one or more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 22, 2021

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2020
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September 11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at
www.polarisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 263-5594, on the Fund's website at www.polarisfunds.com, and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2020
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
July 1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 44.34 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD)
and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,317.30 $ 5.77 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.16 $ 5.03 0.99%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2020
0.29 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $1,651,566.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 263-5594 or visit the Fund's website at www.polarisfunds.com.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Polaris Global Value Fund
ADDITIONAL INFORMATION (Unaudited)
DECEMBER 31, 2020
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019; Chief Compliance
Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer, Atlantic
Fund Services 2013-2019.

Annual Report
DECEMBER 31, 2020
INVESTMENT ADVISER
Polaris Capital Management, LLC
121 High Street
Boston, MA 02110-2475
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
This report is submitted for the general information
of the shareholders of the Fund. It is not authorized
for distribution to prospective investors unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund’s
risks, objectives, fees and expenses, experience of its
management and other information.
225-ANR-1220

BEEHX
Annual Report
December 31, 2020

Table of Contents
The views expressed in this report are those of the investment advisor of The BeeHive Fund (the “Fund”) as of December 31,
2020 and may not reflect its views on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice. The
Fund is subject to various forms of risk, including the possible loss of principal. Investing in foreign securities entails risks not associated with domestic equities, including economic and political instability and currency fluctuations. Investing in fixed income securities includes the risk that rising interest rates will cause a decline in values. Focused investments in particular industries or market sectors can entail increased volatility and greater market risk than is the case with more broadly diversified investments. Investments in securities of small and mid-capitalization companies involve the possibility of greater volatility than investments in larger capitalization companies. Investments in American Depositary Receipts involve many of the same risks as investing in foreign securities.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 4
Schedule of Investments 5
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 14
Additional Information (Unaudited) 15

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
1
Dear Shareholders,
“Never in recent memory have the events of a single 24-hour period so shaken two presidencies, the very Capitol of the United
States and the nation itself as they did on Wednesday.”
– Gerald Seib, The Wall Street Journal , January 7, 2021
“U.S. stock futures rose Thursday as investors looked past the political unrest to focus instead on prospects for higher government spending.”
– Joe Wallace and Xie Yu, The Wall Street Journal, updated January 7, 2021 at 8:45am ET
“The central, befuddling economic reality of the United States at the close of 2020 is that everything is terrible in the world, while everything is wonderful in the financial markets.”
– The Upshot , January 1, 2021
The first two passages above appeared in the online edition of The Wall Street Journal on January 7, just hours after order was restored on Capitol Hill. The juxtaposition somehow falls neatly in line with the last year of extraordinary extremes. The third paragraph pinpoints the issue that we have been addressing since the second quarter of 2020: the apparent, jarring disconnect between financial markets and the “real” economy. The explanation remains consistent: money.
We have written about the explosion in the money supply. There is simply more money than can be absorbed by the economy. It has found its way into financial markets leading to rising asset prices. For this we can look to two key policies of the Federal Reserve
(Fed), the setting of short-term interest rates and the bond buying program known as Quantitative Easing (QE). As we know, the Fed has set the short-term rate at near-zero. In its QE program, the Fed has been purchasing $80 billion of U.S. Treasury securities and
$40 billion of U.S. Government sponsored securities every month. By injecting $120 billion in cash every month back into financial markets, QE keeps interest rates low and investors flush with cash.
We can think of this as the first dose of an economic vaccine, aimed at steadying markets and protecting the financial system.
The booster shot came in the form of fiscal stimulus: government programs that put money directly into the hands of citizens and businesses. The CARES Act, with its Paycheck Protection Program, enhanced unemployment benefits, and stimulus checks injected stunning sums. While some of this money went into the economy, much of it found its way into personal savings and into financial markets.
Largely thanks to government programs, disposable personal income actually increased by about $1 trillion from March through
November of 2020.
1
At the same time, personal consumption dropped by more than $500 billion.
1
The total increase in personal
savings was greater than $1.5 trillion.
We can trace this money into the stock market in several ways. According to some estimates, individual investors (so-called “retail investors”) opened more than 10 million new brokerage accounts in 2020 and accounted for approximately 25% of average daily trading volume since the pandemic began. Three million of those accounts have been attributed to Robinhood Markets, the app-
based trading platform aimed at first-time investors. Even staid old firms like Morgan Stanley and Charles Schwab are trying to increase their exposure to individual traders by acquiring firms like E-Trade and TD Ameritrade, respectively.
As might be expected, inexperienced investors and traders have introduced a more speculative tone to the market. In 2020, nearly
400 stocks increased more than 100%, more than half of which are expected to lose money for the year. Privately held companies rushed to take advantage of this environment; there were nearly 500 initial public offerings over the year. Some were household names like Airbnb. Some were unfamiliar like QuantumScape or XPeng. Still others had no stated business at all. 248 Special
Purpose Acquisition Companies (with the unfortunate moniker “SPAC” and referred to as blank check companies) raised a total of
$83 billion (nearly twice as much as the previous ten years combined) to invest in undisclosed or undetermined businesses at some point in the future). All in all, more companies went public in 2020 than in 1999 at the height of the dot-com bubble.
1
U.S. Bureau of Economic Analysis

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
2
To be sure, not all retail investing was speculative; individuals also directed their increasing savings into more orthodox investments.
Robinhood discloses the 100 most popular holdings of its clients. Among the top twenty, Amazon, Alphabet (Google), Microsoft,
Facebook, Coca Cola, Nike and GM join Virgin Galactic Holdings and Peloton Interactive.
As has been the case since stocks began to rebound in late March, the overall strength of benchmarks like the S&P 500 has claimed the headlines. Through the third quarter of 2020, stock performance had been dominated by a small handful of the largest technology companies. The BeeHive Fund’s investments benefited from this trend to a certain extent. Though the Fund does have meaningful investments in large technology and e-commerce providers, its portfolio exposure is not as extreme as the S&P 500. Your Fund also benefited from strong returns from such diverse resources as healthcare, beverage cans, home appliances and select foreign stocks.
While the first six months of the year saw a high level of trading activity in the Fund’s portfolio, during the second half of the year portfolio moves were more modest. We trimmed some big winners and reinvested the proceeds in companies that we believe will generate attractive future returns. We added to the Fund’s position in Fiserv (FISV), which we believe is well valued given our expectation of a long runway of growth from the continued shift towards electronic payments (away from cash), as well as increasing the Fund’s holdings in Intercontinental Exchange (ICE) and General Motors (GM). We initiated new positions in innovative prescription drug management company, Tabula Rasa Healthcare (TRHC), and global insurance broker, Aon. Aon is in the middle of a merger with Willis Tower Watson, which once completed should position the company well to serve clients as economic activity recovers.
Market leadership in the fourth quarter shifted away from S&P 500 dominant technology companies. With the nearly back-to-
back announcements of two effective vaccines, investors seemed to factor in a more robust economic recovery. In the period since the first announcement (November 9), former laggards became leaders. Small stocks outperformed large; economically sensitive sectors like financials (particularly banks), energy and industrials showed signs of life. Longer term interest rates even crept higher, as the yield on the ten-year U.S. Treasury note rose from 0.77% to 0.92% at year end.
Looking forward, we remain guardedly optimistic for two reasons.
The primary factor is that monetary conditions have not, nor are likely to change. Central bankers, especially in the U.S., have explicitly noted no plans to raise interest rates or to reduce bond purchases for at least twelve months. Even then, we believe the removal of accommodation will be slow and well telegraphed. The mountain of money they have created will continue to grow and find its way into financial assets.
Despite this, at some point we will likely hear the sounds of speculative bubbles popping. We believe, eventually, first time investors will learn the hard lesson that valuation does in fact matter, and many will withdraw from the market, seeking “safer havens” for what remains of their capital.
But in their place, we are likely to see reinvigorated corporate buying. Since the onset of the pandemic, companies spent less money purchasing their own shares (down 41% through the third quarter) or acquiring businesses (down 30%). This was the result of prudently safeguarding liquidity in the face of great uncertainty.
However, new or increased stock buyback plans are already in the works. In December alone, JPMorgan and ten other companies announced plans to repurchase shares for a combined total of more than $75 billion. Likewise, merger and acquisition (M&A)
activity is picking up with new deals almost daily. M&A bankers are reporting strong deal pipelines, as well. With sponsor firms like Carlyle, Blackstone and others flush with investor cash, private equity activity should pick up as well, creating further demand for stocks.
Secondly, we see a broadening set of attractive investment opportunities. A generally improving economy should benefit many more than just the largest handful of companies. We believe investors will be less desperate to chase “new” business models at any cost and more inclined to weigh valuation and financial productivity.
The pandemic has changed many habits and routines (this letter is being written and edited from bedrooms, living rooms and basements). Some changes will endure; some will not. It will be unusually difficult to forecast many behaviors, which creates the kind of uncertainty that leads to opportunity.

The BeeHive Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
December 31, 2020
3
We believe this environment favors our approach. We think our intensive research, whether focused on stocks or bonds, will be rewarded. Rather than becoming enamored with high-flying story stocks (cloud-computing, electric delivery vans, e-commerce platforms, etc.), we will maintain the discipline of long-term investing in real businesses with strong and growing earnings and cash flow. We firmly believe this is the best way to grow capital in good times and preserve it during challenging periods.
Regards,
Spears Abacus

The BeeHive Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
December 31, 2020
4
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in The BeeHive Fund
(the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed, while the S&P 500 is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
in The BeeHive Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 0.99%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse
Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99%, through April 30, 2021 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/
reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (866) 684-4915.
Average Annual Total Returns
Periods Ended December 31, 2020 One Year Five Year Ten Year
The BeeHive Fund 15.59% 10.57% 9.65%
S&P 500® Index 18.40% 15.22% 13.88%

The BeeHive Fund
SCHEDULE OF INVESTMENTS
December 31, 2020
5
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 96.2%
Consumer Discretionary - 17.4%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 3,386,222
35,760 Aptiv PLC 4,659,170
98,520 Comcast Corp., Class A 5,162,448
109,550 General Motors Co. 4,561,662
108,720 Prosus NV, ADR 2,358,137
56,513 Restaurant Brands International, Inc. 3,453,509
13,930 Whirlpool Corp. 2,514,226
26,095,374
Consumer Staples - 7.1%
81,940 Mondelez International, Inc., Class A 4,791,032
49,750 Nestle SA, ADR 5,860,550
10,651,582
Financials - 13.8%
15,320 Aon PLC, Class A 3,236,656
11,720 Berkshire Hathaway, Inc., Class B
(a)
2,717,516
36,970 Chubb, Ltd. 5,690,422
42,950 Intercontinental Exchange, Inc. 4,951,706
31,610 JPMorgan Chase & Co. 4,016,683
20,612,983
Healthcare - 11.3%
15,555 Becton Dickinson and Co. 3,892,172
17,055 Gilead Sciences, Inc. 993,625
30,411 Tabula Rasa HealthCare, Inc.
(a)
1,302,807
23,010 Thermo Fisher Scientific, Inc. 10,717,598
16,906,202
Industrials - 7.1%
61,030 Berry Global Group, Inc.
(a)
3,429,276
106,770 BrightView Holdings, Inc.
(a)
1,614,362
25,000 Danaher Corp. 5,553,500
10,597,138
Materials - 7.0%
42,910 Ball Corp. 3,998,354
63,950 Crown Holdings, Inc.
(a)
6,407,790
10,406,144
Real Estate - 1.9%
28,530 Prologis, Inc. REIT 2,843,300
Software & Services - 25.4%
3,082 Alphabet, Inc., Class A
(a)
5,401,637
2,251 Alphabet, Inc., Class C
(a)
3,943,482
87,110 CDK Global, Inc. 4,514,911
39,990 Fiserv, Inc.
(a)
4,553,261
57,755 Microsoft Corp. 12,845,867
104,780 Oracle Corp. 6,778,218
38,037,376
Technology Hardware & Equipment - 5.2%
59,200 Apple, Inc. 7,855,247
Total Common Stock (Cost $65,526,203) 144,005,346
Money Market Fund - 3.9%
5,878,862 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
0.01%
(b)
(Cost $5,878,862) 5,878,862
Investments, at value - 100.1% (Cost $71,405,065) $ 149,884,208
Other Assets & Liabilities, Net - (0.1)% (196,516)
Net Assets - 100.0% $ 149,687,692
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 144,005,346
Level 2 - Other Significant Observable Inputs 5,878,862
Level 3 - Significant Unobservable Inputs –
Total $ 149,884,208
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 17.4%
Consumer Staples 7.1%
Financials 13.8%
Healthcare 11.3%
Industrials 7.1%
Materials 6.9%
Real Estate 1.9%
Software & Services 25.4%
Technology Hardware & Equipment 5.2%
Money Market Fund 3.9%
100.0%

The BeeHive Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020
6
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $71,405,065) $ 149,884,208
Receivables:
Dividends 89,218
Prepaid expenses 6,238
Total Assets
149,979,664
LIABILITIES
Payables:
Investment securities purchased 140,783
Fund shares redeemed 2
Distributions payable 7,321
Accrued Liabilities:
Investment advisor fees 96,391
Fund services fees 18,309
Other expenses 29,166
Total Liabilities
291,972
NET ASSETS
$ 149,687,692
COMPONENTS OF NET ASSETS
Paid-in capital $ 70,109,492
Distributable earnings 79,578,200
NET ASSETS
$ 149,687,692
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 7,746,942
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 19.32

The BeeHive Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2020
7
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $15,190) $ 1,578,024
Interest income 15,385
Total Investment Income
1,593,409
EXPENSES
Investment advisor fees 987,210
Fund services fees 197,514
Custodian fees 13,644
Registration fees 8,721
Professional fees 43,983
Trustees’ fees and expenses 6,595
Other expenses 43,814
Total Expenses 1,301,481
Fees waived
(13,321)
Net Expenses
1,288,160
NET INVESTMENT INCOME
305,249
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 3,342,991
Net change in unrealized appreciation (depreciation) on investments
16,524,482
NET REALIZED AND UNREALIZED GAIN
19,867,473
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 20,172,722

The BeeHive Fund
STATEMENTS OF CHANGES IN NET ASSETS
8
See Notes to Financial Statements.
For the Years Ended December 31,
2020 2019
OPERATIONS
Net investment income $ 305,249 $ 1,856,214
Net realized gain 3,342,991 4,037,210
Net change in unrealized appreciation (depreciation) 16,524,482 31,168,173
Increase in Net Assets Resulting from Operations
20,172,722 37,061,597
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
(2,477,905) (6,428,176)
CAPITAL SHARE TRANSACTIONS
Sale of shares 2,018,346 1,995,129
Reinvestment of distributions 2,411,269 6,253,232
Redemption of shares
(6,851,713) (9,872,543)
Decrease in Net Assets from Capital Share Transactions
(2,422,098) (1,624,182)
Increase in Net Assets
15,272,719 29,009,239
NET ASSETS
Beginning of year
134,414,973 105,405,734
End of year
$ 149,687,692 $ 134,414,973
SHARE TRANSACTIONS
Sale of shares 117,749 130,793
Reinvestment of distributions 126,913 369,229
Redemption of shares
(403,672) (642,004)
Decrease in Shares
(159,010) (141,982)

The BeeHive Fund
FINANCIAL HIGHLIGHTS
9
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended December 31,
2020 2019 2018 2017 2016
NET ASSET VALUE, Beginning of Year
$ 17.00 $ 13.10 $ 15.23 $ 14.26 $ 13.64
INVESTMENT OPERATIONS
Net investment income (a) 0.04 0.24 0.13 0.10 0.13
Net realized and unrealized gain (loss)
2.61 4.50 (1.79) 1.48 0.70
Total from Investment Operations
2.65 4.74 (1.66) 1.58 0.83
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.04) (0.24) (0.13) (0.09) (0.13)
Net realized gain
(0.29) (0.60) (0.34) (0.52) (0.08)
Total Distributions to Shareholders
(0.33) (0.84) (0.47) (0.61) (0.21)
NET ASSET VALUE, End of Year
$ 19.32 $ 17.00 $ 13.10 $ 15.23 $ 14.26
TOTAL RETURN
15.59% 36.28% (10.98)% 11.07% 6.11%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 149,688 $ 134,415 $ 105,406 $ 130,876 $ 117,849
Ratios to Average Net Assets:
Net investment income 0.23% 1.49% 0.84% 0.64% 0.99%
Net expenses 0.98% 0.98% 0.99% 0.99%(b) 0.99%
Gross expenses 0.99%(c) 0.98%(c) 0.99%(c) 0.99% 1.00%(c)
PORTFOLIO TURNOVER RATE 22% 10% 10% 14% 15%
(a) Calculated based on average shares outstanding during each year.
(b) Ratio includes waivers and previously waived investment advisory fees recovered.  The impact of the recovered fees may cause a higher net expense ratio.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
10
Organization
The BeeHive Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on September 2, 2008. The Fund seeks capital appreciation.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if
(1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
11
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Advisor – Spears Abacus Advisors LLC (the “Advisor”) is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates. The Fund has adopted a distribution plan in accordance with Rule 12b-1 of the Act. The Fund may pay the Distributor and/or any other entity as authorized by the Board a fee up to 0.25% of the Fund’s average daily net assets.
The Fund has suspended payments under its Rule 12b-1 plan until further notice and has not paid any distribution fees to date. The
Fund may remove the suspension and make payments under the Rule 12b-1 plan at any time, subject to Board approval.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
12
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $31,000 ($41,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special
Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit total annual Fund operating expenses after fee waiver and/or expense reimbursement (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses)
to 0.99% of the Fund’s average daily net assets through April 30, 2021 (“the Expense Cap”). For the year ended December 31, 2020, fees waived were $13,321.
The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense
Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual
Fund operating expenses after fee waiver and/or expense reimbursement of the Fund (after giving effect to the recouped amount)
to exceed the lesser of (i) the then-current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. As of December 31, 2020 , $20,95 1 is subject to recapture by the Advisor.
Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended December 31, 2020 totaled $26,584,670 and $33,943,842, respectively.
Federal Income Tax
As of December 31, 2020, cost for federal income tax purposes is $71,425,044 and net unrealized appreciation consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of December 31, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales.
Gross Unrealized Appreciation
$ 78,580,283
Gross Unrealized Depreciation
(121,119)
Net Unrealized Appreciation
$ 78,459,164
2020 2019
Ordinary Income $ 275,761 $ 1,872,808
Long-Term Capital Gain 2,202,144 4,555,368
$ 2,477,905 $ 6,428,176
Undistributed Ordinary Income
$ 24,992
Undistributed Long-Term Gain
1,094,044
Net Unrealized Appreciation
78,459,164
Total
$ 79,578,200

The BeeHive Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2020
13
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
14
To the Board of Trustees of Forum Funds
and the Shareholders of The BeeHive Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of The BeeHive Fund, a series of shares of beneficial interest in Forum Funds (the “Fund”), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2020 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
BBD, LLP
We have served as the auditor of one of more of the Funds in the Forum Funds since 2008.
Philadelphia, Pennsylvania
February 16 , 2021

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
15
Investment Advisory Agreement Approval
At a meeting held on September 11, 2020, the Board of Trustees (the “Board”) of Forum Funds (the “Trust), including the trustees who are not parties to the agreement or interested persons of any such party (other than as trustees of the Trust) (the “Independent
Trustees”), considered the approval of the continuance of the investment advisory agreement between the Advisor and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Advisor to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Advisor. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Advisor, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Advisor, including information on the investment performance of the Fund; (2) the costs of the services provided and profitability to the Advisor with respect to its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the
Advisor was an ongoing one, and, in this regard, the Board considered information provided by the Advisor at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Advisor and a discussion with the Advisor about the Advisor’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Advisor under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Advisor providing services to the Fund, as well as the investment philosophy and decision-making process of the Advisor and the capability and integrity of the Advisor’s senior management and staff.
The Board considered also the adequacy of the Advisor’s resources. The Board noted the Advisor’s representation that the firm is financially stable and that the Advisor’s financial condition will not impair its ability to provide high-quality advisory services to the Fund. Based on the presentation and the materials provided by the Advisor in connection with the Board’s consideration of the renewal of the Advisory Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Advisor regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund underperformed its primary benchmark, the S&P
500 Index, for the one-, three- and five-, and ten-year periods ended June 30, 2020, and for the period since the Fund’s inception on
September 2, 2008. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) as having characteristics similar to the Fund, noting that, based on the information provided by Broadridge, the Fund underperformed the median of its Broadridge peer group for the one-, three- and five-year periods ended June 30, 2020.
The Board noted the Advisor’s representation that, although the Fund does hold some positions that benefitted from the strong market preference for growth and momentum investments over value investments during the past one-, three-, and five-year periods, the Advisor’s discipline of investing in growing businesses at reasonable valuations resulted in the Fund’s having higher exposure to stocks with “value” attributes, which have fairly consistently underperformed growth stocks for the last several years. The Board also noted the Advisor’s representation that the Fund was overweight certain underperforming sectors relative to the benchmark and peers during the period. The Board noted further the Advisor’s representation that the Fund’s conservative cash position, as well as attention to the tax implications for shareholders of sales of investments with large unrealized capital gains, limited upside performance relative to the benchmark and peers, and that Fund’s underperformance during the six-month period ended December
31, 2017 had a disproportionately negative impact on the Fund’s longer term performance. Finally, the Board noted the Advisor’s

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
16
representation that the Advisor remained committed to its investment discipline, including during periods in which the Fund’s investment strategy may be out of favor with investors.
Based on the foregoing, including the Advisor’s representations regarding the Fund’s recent performance and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Advisor’s continued management of the Fund.
Compensation
The Board evaluated the Advisor’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Fund compared to its Broadridge peer group. The Board noted that each of the actual advisory fee and actual total expenses for the Fund was higher than the median of the peer group, though the Board noted that the actual advisory fee rates and actual total expense ratios for each of the Broadridge peers, including the Fund, were within a narrow range. In addition, the Board noted that the Advisor had contractually agreed to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund competitive. Based on the foregoing and other applicable considerations, the Board concluded that the Advisor’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Advisor regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Advisor’s resources devoted to the Fund, as well as the Advisor’s discussion of costs and profitability of Fund activities. The Board noted the Advisor’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on other applicable considerations, however, including financial statements from the Advisor indicating its profitability and expenses from overall operations and the Advisor’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Advisor, the Board concluded that the Advisor’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board the Advisor’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level and because the Advisor was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Advisor was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, and considering the size of the Fund, the Board determined that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Advisor’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Advisor from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
17
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September
11, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (866) 684-4915 and on the U.S. Securities and Exchange
Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (866) 684-4915 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates
100.00% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 0.97% as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $2,202,144.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
18
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the
Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite
600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (866) 684-4915.
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,231.98 $ 5.50 0.98%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.21 $ 4.98 0.98%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

The BeeHive Fund
ADDITIONAL INFORMATION (Unaudited)
December 31, 2020
19
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) since 2017;
independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser), 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past 5 Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019.
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Michael J. McKeen
Born: 1971
Vice President Since 2009 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Timothy Bowden
Born: 1969
Vice President Since 2009 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2008-2019.
Geoffrey Ney
Born: 1975
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Todd Proulx
Born: 1978
Vice President Since 2013 Manager, Apex Fund Services since 2019;
Manager, Atlantic Fund Services 2013-2019.
Carlyn Edgar
Born: 1963
Vice President Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019; Chief Compliance
Officer, 2008-2016.
Dennis Mason
Born: 1967
Chief Compliance Officer Since 2016 Fund Compliance Officer, Apex Fund Services
since 2019; Fund Compliance Officer, Atlantic
Fund Services 2013-2019.

THE BEEHIVE FUND
P.O Box 588
Portland, Maine 04112
(866) 684-4915 (toll free)
The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.
Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Suite 100
Portland, Maine 04101
www.foreside.com
237-ANR-1220

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $44,900 in 2019 and $44,900 in 2020.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2019 and $0 in 2020.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $9,000 in 2019 and $9,000 in 2020. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2019 and $0 in 2020.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2018 and $0 in 2019. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 19, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 19, 2021